Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock International High Dividend ETF (the fund)
Supplement dated December 18, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Effective December 31, 2024, Sam Haidar, Ph.D. will be added as a portfolio manager of the fund. Geoffrey Kelley, CFA, Boncana Maiga, CFA, CIM and Ashikhusein Shahpurwala, CFA, PRM will continue as portfolio managers of the fund, and together with Sam Haidar will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
As of December 31, 2024, the following information will be added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Sam Haidar, Ph.D.
Portfolio Manager
Managed the fund since 2024
As of December 31, 2024, the following information will be added under the heading “Who’s who - Subadvisor” in the “Fund details” section for the fund:
Sam Haidar, Ph.D.
Portfolio Manager
Managed the fund since 2024
Joined the subadvisor in 2018
Began business career in 1998
Effective June 30, 2025 (the effective date), Ashikhusein Shahpurwala will no longer serve as a portfolio manager of the fund. Accordingly, as of the effective date, all references to Ashikhusein Shahpurwala will be removed from the Prospectus. Geoffrey Kelley, Boncana Maiga, and Sam Haidar will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock U.S. High Dividend ETF (the fund)
Supplement dated December 18, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
Effective December 31, 2024, Sam Haidar, Ph.D. will be added as a portfolio manager of the fund. Geoffrey Kelley, CFA, Boncana Maiga, CFA, CIM and Ashikhusein Shahpurwala, CFA, PRM will continue as portfolio managers of the fund, and together with Sam Haidar will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
As of December 31, 2024, the following information will be added under the heading “Portfolio management” in the “Fund summary” section for the fund:
Sam Haidar, Ph.D.
Portfolio Manager
Managed the fund since 2024
As of December 31, 2024, the following information will be added under the heading “Who’s who - Subadvisor” in the “Fund details” section for the fund:
Sam Haidar, Ph.D.
Portfolio Manager
Managed the fund since 2024
Joined the subadvisor in 2018
Began business career in 1998
Effective June 30, 2025 (the effective date), Ashikhusein Shahpurwala will no longer serve as a portfolio manager of the fund. Accordingly, as of the effective date, all references to Ashikhusein Shahpurwala will be removed from the Prospectus. Geoffrey Kelley, Boncana Maiga, and Sam Haidar will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Exchange-Traded Fund Trust
John Hancock International High Dividend ETF
John Hancock U.S. High Dividend ETF (the “funds”)
Supplement dated December 18, 2024 to the current Statement of Additional Information, as may be supplemented (the “SAI”)
Effective December 31, 2024, Sam Haidar, Ph.D. will be added as a portfolio manager of the funds. Geoffrey Kelley, CFA, Boncana Maiga, CFA, CIM, and Ashikhusein Shahpurwala, CFA, PRM will continue as portfolio managers of the funds, and together with Sam Haidar will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios.
Effective December 31, 2024, the following information regarding Sam Haidar supplements the information presented in Appendix B – Portfolio Manager Information, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC.
Portfolio Managers and Other Accounts Managed
The following table provides information regarding other accounts for which Sam Haidar has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is Sam Haidar’s investment in the funds and similarly managed accounts.
The following table provides information for Sam Haidar as of October 31, 2024:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Sam Haidar	0	$0	0	$0	0	$0
Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Sam Haidar	0	$0	0	$0	0	$0
Ownership of the Funds and Similarly Managed Accounts
The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the Sam Haidar as of October 31, 2024. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. Sam Haidar’s ownership of fund shares is stated in the footnote(s) below the table.
Portfolio Manager	Portfolio Manager	Dollar Range of Shares Owned
John Hancock International High Dividend ETF[1]	Sam Haidar	None
John Hancock U.S. High Dividend ETF[2]	Sam Haidar	None
1As of October 31, 2024, Sam Haidar beneficially owned none of John Hancock International High Dividend ETF.
2As of October 31, 2024, Sam Haidar beneficially owned none of John Hancock U.S. High Dividend ETF.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Effective June 30, 2025 (the effective date), Ashikhusein Shahpurwala will no longer serve as a portfolio manager of the funds. Accordingly, as of the effective date, all references to Ashikhusein Shahpurwala will be removed from the SAI. Geoffrey Kelley, Boncana Maiga, and Sam Haidar will continue as portfolio managers of the funds and will be jointly and primarily responsible for the day-to-day management of the funds’ portfolios.
You should read this supplement in conjunction with the SAI and retain it for your future reference.